Business and Basis of Presentation (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 18, 2020	Dec. 31, 2020	Dec. 31, 2022
Class of Stock [Line Items]
Reinsurance agreement, ceding commission		$ 1,202
Athene
Class of Stock [Line Items]
Reinsurance quota share basis	100.00%
Reinsurance agreement, ceding commission	$ 1,200
Jackson Financial | Prudential
Class of Stock [Line Items]
Ownership interest			9.20%
Jackson Financial | Athene
Class of Stock [Line Items]
Ownership interest	9.90%		1.90%
Investment agreement, committed capital	$ 500
Economic ownership percentage	11.10%